Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug. 01, 2012
Inverse NASDAQ-100 Strategy Fund (First Prospectus Summary) | Inverse NASDAQ-100 Strategy Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Inverse NASDAQ-100® Strategy Fund
Risk/Return, Supplement Text Block	ck0000899148_SupplementTextBlock	IMPORTANT INFORMATION ABOUT THE FUND

The Inverse NASDAQ-100® Strategy Fund (the "Fund") is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the
Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from the inverse return of the Fund's underlying index (as defined below) for that period.
As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the
Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a
		complete investment program.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100
Index® (the "underlying index"). The Fund does not seek to achieve its
		investment objective over a period of time greater than one day.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be
		significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be
		higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Unlike a traditional index fund, the Fund's investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Fund's investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The Fund also may invest in
American Depositary Receipts ("ADRs") to gain inverse exposure to international companies included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq
Stock Market with capitalizations ranging from $24 billion to $542.7 billion as of June 30, 2012. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
Currently, the NASDAQ-100 Index® is concentrated in technology companies. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets
		in a particular issuer in comparison to a diversified fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

               Index Performance                      Annualized Volatility
                1x            -1x        10%        25%        50%        75%        100%
                  -60%          60%       148%       132%        96%        42%        -6%
                  -50%          50%        98%        87%        57%        14%       -28%
                  -40%          40%        65%        56%        30%        -5%       -38%
                  -30%          30%        42%        34%        13%       -18%       -47%
                  -20%          20%        24%        18%        -3%       -28%       -54%
                  -10%          10%        10%         4%       -13%       -36%       -59%
                    0%           0%        -1%        -6%       -22%       -43%       -64%
                   10%         -10%       -10%       -15%       -29%       -48%       -67%
                   20%         -20%       -17%       -22%       -35%       -53%       -69%
                   30%         -30%       -24%       -28%       -40%       -56%       -71%
                   40%         -40%       -29%       -33%       -44%       -60%       -73%
                   50%         -50%       -34%       -37%       -48%       -62%       -76%
                   60%         -60%       -38%       -41%       -51%       -65%       -78%

The underlying index's annualized historical volatility rate for the five year period ended June 30, 2012 is 22.52%. The underlying index's highest one-year volatility rate during the five year period is 33.24%. The underlying index's annualized performance for the five year period ended June 30, 2012 is 6.36%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the
Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund's investment.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Technology Sector Concentration Risk - The risk of concentrating
Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies also may fluctuate widely in response to such events.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a "limit move," it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Repurchase Agreement Risk - The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to
		use leverage and may prevent the Fund from achieving its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class
Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Guggenheim Investments Client Services at
		800.820.0888.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -14.83%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter Return Lowest Quarter Return (quarter ended 6/30/2002) 32.80% (quarter ended 12/31/2002) -18.72%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement
		accounts.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2011)
Inverse NASDAQ-100 Strategy Fund (First Prospectus Summary) | Inverse NASDAQ-100 Strategy Fund | NASDAQ-100 Index®
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.66%
5 Years	rr_AverageAnnualReturnYear05	6.05%
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2003
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	7.84%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Aug. 01, 2003
Inverse NASDAQ-100 Strategy Fund (First Prospectus Summary) | Inverse NASDAQ-100 Strategy Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,052
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,275
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.24%)
5 Years	rr_AverageAnnualReturnYear05	(11.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2003
Inverse NASDAQ-100 Strategy Fund (First Prospectus Summary) | Inverse NASDAQ-100 Strategy Fund | Advisor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(10.24%)
5 Years	rr_AverageAnnualReturnYear05	(11.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2003
Inverse NASDAQ-100 Strategy Fund (First Prospectus Summary) | Inverse NASDAQ-100 Strategy Fund | Advisor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(6.65%)
5 Years	rr_AverageAnnualReturnYear05	(9.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2003
Inverse NASDAQ-100 Strategy Fund (First Prospectus Summary) | Inverse NASDAQ-100 Strategy Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	792
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,735
Annual Return 2002	rr_AnnualReturn2002	35.46%
Annual Return 2003	rr_AnnualReturn2003	(36.92%)
Annual Return 2004	rr_AnnualReturn2004	(11.59%)
Annual Return 2005	rr_AnnualReturn2005	1.16%
Annual Return 2006	rr_AnnualReturn2006	(1.10%)
Annual Return 2007	rr_AnnualReturn2007	(11.70%)
Annual Return 2008	rr_AnnualReturn2008	48.53%
Annual Return 2009	rr_AnnualReturn2009	(40.34%)
Annual Return 2010	rr_AnnualReturn2010	(20.66%)
Annual Return 2011	rr_AnnualReturn2011	(9.83%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.83%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.72%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.83%)
5 Years	rr_AverageAnnualReturnYear05	(10.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2003
Inverse NASDAQ-100 Strategy Fund (First Prospectus Summary) | Inverse NASDAQ-100 Strategy Fund | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.83%)
5 Years	rr_AverageAnnualReturnYear05	(11.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2003
Inverse NASDAQ-100 Strategy Fund (First Prospectus Summary) | Inverse NASDAQ-100 Strategy Fund | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(6.39%)
5 Years	rr_AverageAnnualReturnYear05	(9.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2003